Economic Activity - Disclosure of Detailed Information About Business Combination for Dentegra Seguros Dentales, S.A. (Detail) - Dentegra Seguros Dentales, S.A. [Member] - PEN (S/) S/ in Thousands	Feb. 01, 2023	Jul. 24, 2023
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash	S/ 64,304	S/ 64,304
Cash and cash equivalents from the entities	(4,310)
Net cash flows incurred	S/ 59,994